Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Trade receivables, net of allowance for credit losses	¥ 11,645	¥ 10,359
Prepaid expenses and other current assets, net of allowance for credit losses	1,101	994
Other assets, net of allowance for credit losses	¥ 1,967	¥ 1,633
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,333,763,464	1,333,763,464
Treasury stock, shares	287,989,819	269,928,993